Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Hotchkis & Wiley Large-Cap Value Portfolio
Supplement dated January 20, 2022 to the
Currently Effective Prospectus
This supplement should be read in conjunction with the currently effective Prospectus for the AST Hotchkis & Wiley Large-Cap Value Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Prospectus.
New Subadvisory Arrangements, Strategy Changes and Name Change
The Board of Trustees of the Trust, on behalf of the Portfolio, approved the following changes: (i) adding Massachusetts Financial Services Company, T. Rowe Price Associates, Inc., and Wellington Management Company LLP as subadvisers to the Portfolio, to serve alongside Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley); (ii) changing the name of the Portfolio to the "AST Large-Cap Value Portfolio"; (iii) revising the investment strategy of the Portfolio; and (iv) amending the subadvisory agreement among Hotchkis and Wiley, PGIM Investments LLC and AST Investment Services, Inc. relating to the Portfolio. These changes are expected to become effective on February 14, 2022.
To reflect these changes, the Prospectus relating to the Portfolio is hereby revised as follows, effective February 14, 2022:
A.All references in the Prospectus to "AST Hotchkis & Wiley Large-Cap Value Portfolio" are hereby changed to "AST Large- Cap Value Portfolio."
B.The description of the Portfolio's principal investment strategies in the "SUMMARY: AST HOTCHKIS & WILEY LARGE- CAP VALUE PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio invests at least 80% of its net assets (including any borrowings for investment purposes) in securities issued by large capitalization companies. Large capitalization companies are generally those that have market capitalizations, at the time of purchase, within the market capitalization range of the Russell 1000® Value Index. The Portfolio may also invest up to 20% of its total assets in foreign securities.
The Portfolio is allocated among four subadvisers: Hotchkis and Wiley Capital Management, LLC, Massachusetts Financial Services Company, T. Rowe Price Associates, Inc., and Wellington Management Company LLP. The Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Hotchkis & Wiley Large-Cap Value Portfolio
Supplement dated January 20, 2022 to the
Currently Effective Prospectus
This supplement should be read in conjunction with the currently effective Prospectus for the AST Hotchkis & Wiley Large-Cap Value Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Prospectus.
New Subadvisory Arrangements, Strategy Changes and Name Change
The Board of Trustees of the Trust, on behalf of the Portfolio, approved the following changes: (i) adding Massachusetts Financial Services Company, T. Rowe Price Associates, Inc., and Wellington Management Company LLP as subadvisers to the Portfolio, to serve alongside Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley); (ii) changing the name of the Portfolio to the "AST Large-Cap Value Portfolio"; (iii) revising the investment strategy of the Portfolio; and (iv) amending the subadvisory agreement among Hotchkis and Wiley, PGIM Investments LLC and AST Investment Services, Inc. relating to the Portfolio. These changes are expected to become effective on February 14, 2022.
To reflect these changes, the Prospectus relating to the Portfolio is hereby revised as follows, effective February 14, 2022:
A.All references in the Prospectus to "AST Hotchkis & Wiley Large-Cap Value Portfolio" are hereby changed to "AST Large- Cap Value Portfolio."
B.The description of the Portfolio's principal investment strategies in the "SUMMARY: AST HOTCHKIS & WILEY LARGE- CAP VALUE PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio invests at least 80% of its net assets (including any borrowings for investment purposes) in securities issued by large capitalization companies. Large capitalization companies are generally those that have market capitalizations, at the time of purchase, within the market capitalization range of the Russell 1000® Value Index. The Portfolio may also invest up to 20% of its total assets in foreign securities.
The Portfolio is allocated among four subadvisers: Hotchkis and Wiley Capital Management, LLC, Massachusetts Financial Services Company, T. Rowe Price Associates, Inc., and Wellington Management Company LLP. The Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.